Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of principal related party transactions and due from and due to related parties

	Year ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Purchase of packaging and raw materials from related parties (note (a))	23	454	494	79
Sales of products to related parties (note (b))	6,158	8,678	34,852	5,594
Interest income from loan to a related party (note (c))	1,274	1,506	1,130	181
Repayment from a related party (note (c))	—	1,325	8,303	1,333
Interest income from advances to an affiliated company (note (d))	1,485	1,827	828	133
Advance to an affiliated company (note (d))	12,600	—	—	—
Repayment from an affiliated Company (note (d))	—	19,500	—	—
Interest expense from loans to related parties (note (e))	—	—	270	43
Borrowing of loans from related parties (note (e))	—	—	15,000	2,408
Repayment of loans to related parties (note (e))	—	—	15,000	2,408
Advance to a related party for research and development services (note (c))	—	—	5,020	806

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Due from related parties:
Current portion	9,661	32,912	5,283
Non-current portion	16,000	6,000	963
Due from related parties (note (c) and (d))	25,661	38,912	6,246
Advances to an affiliated company (note (d))	16,160	—	—
Due to related parties (note (f) and note 11)	8,788	10,025	1,609

Notes:

(a)            The Group purchased packaging and raw materials from a non-controlling shareholder of a subsidiary and a company in which a major shareholder of the Company has an equity interest.

(b)            The Group sold pharmaceutical products to the companies in which a major shareholder of the Company has an equity interest and the affiliated company, Simcere MSD.

(c)             The Group lent a secured loan with principal of RMB21,600 to a non-controlling shareholder of a subsidiary. The secured loan bears a floating interest rate equal to RMB benchmark lending rates of financial institutions multiplied by 120% and is secured by non-controlling shareholder’s entire equity interest in the subsidiary. As agreed in the renewed loan contract on July 1, 2011, the loan would be repaid in several installments, RMB5,600, RMB10,000 and RMB6,000 being repaid before June 30, 2012, 2013 and 2014, respectively. As of December 31, 2011, RMB5,600 of principal and RMB2,155 of accrued interest were classified as current portion of amount due from related parties and the remaining RMB16,000 were classified as non-current portion of amount due from related parties. As of December 31, 2012, the unpaid principal of RMB10,000 (US$1,605) due on June 30, 2013 and accrued interest of RMB582 (US$93), were classified as current portion of amount due from related parties and the unpaid principal of RMB6,000 (US$963) due on June 30, 2014 was classified as non-current portion of amount due from related parties.

The current portion of amounts due from related parties related to transactions described in note (b) above as of December 31, 2011 and 2012 were RMB774 and RMB322 (US$52), respectively. These amounts were interest-free, unsecured and repayable on demand. The current portion as of December 31, 2011 and 2012 also included advance payment of RMB1,132 and RMB5,020 (US$806) to related parties and the amount is interest-free, unsecured and repayable on demand.

(d)        The Group lent unsecured loans to the affiliated company, Shanghai Celgen. As of December 31, 2011, the amount included the loan principal of RMB12,600 and the accrued interest of RMB3,560. As described in note 1(c), the investment in Shanghai Celgen was classified as assets held for sale as of December 31, 2012. As agreed in the renewed loan contract on October 28, 2012, the loan would be repaid on April 30, 2013. Accordingly, the related loan principal of RMB12,600 (US$2,023) and the accrued interest of RMB4,388 (US$704) were classified as current portion of amount due from related parties as of December 31, 2012.

(e)             The Group borrowed loans of RMB15,000 (US$2,408) from related parties for daily operation in 2012 and repaid it in 2012. The related interest was RMB270 (US$43).

(f)              The amount as of December 31, 2011 represented the unpaid dividend declared by Simcere Zhong Ren in 2011 attributable to the non-controlling shareholder. The amount as of December 31, 2012 represented the sales commission payable to Simcere MSD of RMB9,892 (US$1,588) and the purchased material payable to a non-controlling shareholder of Simcere Zhong Ren of RMB133 (US$21).